Concentration of risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Concentration Risk [Line Items]
Cash deposits				¥ 500,000
Deposited	$ 88,408,173		¥ 126,037,538	¥ 630,067,369
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.10%	26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.30%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.70%		19.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.70%		13.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage			11.80%
Purchases [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.00%	50.70%
Purchases [Member] | Vendor Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	14.00%
Purchases [Member] | Vendor Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.50%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	33.20%		36.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.40%		26.10%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Three Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%		22.20%